CASH AND CASH EQUIVALENTS	12 Months Ended
Dec. 31, 2021
CASH AND CASH EQUIVALENTS
CASH AND CASH EQUIVALENTS

4.   CASH AND CASH EQUIVALENTS

The breakdown of cash and cash equivalents is as follows:

		2020		2021
		Balance		Balance
		Foreign currency		Foreign currency
	Currency	(in millions)	Rupiah equivalent	(in millions)	Rupiah equivalent
Cash	Rp	—	19	—	12
Cash in banks
Related parties
PT Bank Mandiri (Persero) Tbk. (“Bank Mandiri”)	Rp	—	1,559	—	8,660
	US$	8	110	32	459
	EUR	2	28	2	30
	JPY	1	0	1	0
	HKD	2	3	3	5
	AU$	0	0	0	0
PT Bank Rakyat Indonesia (Persero) Tbk. (“BRI”)	Rp	—	312	—	6,035
	US$	0	6	0	6
PT Bank Negara Indonesia (Persero) Tbk. (“BNI”)	Rp	—	1,129	—	2,859
	US$	5	72	2	34
	SGD	0	0	0	0
	EUR	—	—	0	0
PT Bank Tabungan Negara (Persero) Tbk. (“BTN”)	Rp	—	43	—	1,368
	US$	0	0	0	0
Bank Pembangunan Daerah Tbk. (“BPD”)	Rp	—	155	—	99
Others (each below Rp75 billion)	Rp	—	21	—	51
	US$	0	0	0	0
	SGD	0	0	—	—
Sub-total			3,438		19,606

Third parties
PT Bank Permata Tbk. (“Bank Permata”)	Rp	—	81	—	2,326
	US$	1	12	—	—
The Hongkong and Shanghai Banking Corporation Ltd. ("HSBC Hongkong")	US$	36	504	44	628
	HKD	5	10	23	42
PT Bank CIMB Niaga Tbk. ("Bank CIMB Niaga")	Rp	—	1,576	—	570
	US$	0	1	5	74
	MYR	1	4	—	—
Standard Chartered Bank (“SCB”)	Rp	—	0	—	—
	US$	6	86	21	300
	SGD	8	81	8	83
Bank UOB	Rp	—	43	—	84
	US$	0	6	3	37
	SGD	1	15	2	19
	MYR	10	34	4	13
PT Bank Central Asia Tbk. ("BCA")	Rp	—	66	—	100
	US$	0	2	0	3
Chase Bank	US$	3	41	7	96
Bank of Tokyo-Mitsubishi UFJ	Rp	—	7	—	89
	US$	0	0	0	0
PT Bank HSBC Indonesia ("HSBC")	Rp	—	218	—	20
Others (each below Rp75 billion)	Rp	—	144	—	135
	US$	4	59	3	50
	TWD	42	21	46	24
	MYR	3	10	2	6
	AU$	0	5	0	5
	EUR	0	5	0	0
Sub-total			3,031		4,704

Total cash in banks			6,469		24,310

Time deposits
Related parties
PT Bank Negara Indonesia (Persero) Tbk. ("BNI")	Rp	—	3,039	—	6,739
	US$	27	385	43	610
PT Bank Pembangunan Daerah Jawa Barat dan Banten Tbk (“BJB”)	Rp	—	919	—	910
	US$	6	80	11	153
PT Bank Rakyat Indonesia (Persero) Tbk. ("BRI")	Rp	—	2,421	—	544
	US$	34	479	47	675
PT Bank Mandiri (Persero) Tbk. ("Bank Mandiri")	Rp	—	2,825	—	604
	US$	14	190	31	441
PT Bank Tabungan Negara (Persero) Tbk. ("BTN")	Rp	—	2,123	—	580
Bank Syariah Indonesia Tbk. ("BSI")	Rp	—	—	—	210
Others (each below Rp75 billion)	Rp	—	10	—	28
Sub-total			12,471		11,494

Third parties
PT Bank Mega Tbk (“Bank Mega”)	Rp	—	379	—	1,689
	US$	9	131	17	235
PT Bank Maybank Indonesia Tbk. (“Maybank”)	Rp	—	12	—	197
	US$	35	494	8	107
	MYR	—	—	2	7
PT Bank Bukopin Tbk. ("Bank Bukopin")	Rp	—	—	—	—
PT Bank Sinarmas Tbk. ("Bank Sinarmas")	Rp	—	250	—	—
PT Bank Tabungan Pensiunan Nasional Tbk. ("BTPN")	Rp	—	115	—	—
PT Bank CIMB Niaga Tbk. ("Bank CIMB Niaga")	Rp	—	42	—	—
PT Bank Danamon Indonesia Tbk ("Bank Danamon")	Rp	—	101	—	—
PT Bank DBS Indonesia ("DBS")	Rp	—	—	—	200
Others (each below Rp75 billion)	Rp	—	35	—	61
	US$	5	71	—	—
Sub-total			1,630		2,496

Total time deposits			14,101		13,990
Allowance for expected credit losses			(0)		(1)
Total			20,589		38,311

Interest rates per annum on time deposits are as follows:

	2020	2021
Rupiah	2.00% ‑ 8.25%	1.25% ‑ 7.75%
Foreign currencies	0.25% ‑ 2.80%	0.20% ‑ 1.75%

The related parties in which the Group places its funds are state-owned banks. The Group placed the majority of its cash and cash equivalents in these banks because they have the most extensive branch networks in Indonesia and are considered to be financially sound banks, as they are owned by the State.